Income Taxes - Schedule Components of the Company's Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	$ 8,883	$ 5,252
Effective tax rate, Amount	$ 8,883	$ 5,252